Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of the Major Related Parties and their Relationships

The table below sets forth the major related parties and their relationships with the Group as at December 31, 2022:

Name of related parties	Relationship with the Group
Tencent and its subsidiaries other than the entities controlled by the Group (“Tencent Group”)	The Company’s principal owner
China Literature Limited (“China Literature”)	Tencent’s subsidiary

Disclosure of Transactions Between Related Parties

For the years ended December 31, 2020, 2021 and 2022, significant related party transactions were as follows:

	2020	2021	2022
	RMB’million	RMB’million	RMB’million
Revenue
Online music services to Tencent Group (note i)	277	364	338
Online music services to the Company’s associates and associates of Tencent Group	206	412	276
Social entertainment services and others to Tencent Group, the Company’s associates and associates of Tencent Group	213	170	71
Expenses
Operating expenses recharged by Tencent Group	1,082	1,260	1,272
Advertising agency cost to Tencent Group	440	652	556
Content royalties to Tencent Group, the Company’s associates and associates of Tencent Group (note ii)	306	541	612
Other costs to the Company’s associates and associates of Tencent Group	48	176	68

Notes:

(i)
Including revenue from content sublicensing, online advertising and subscriptions provided to Tencent Group pursuant to the Business Cooperation Agreement.
(ii)
In March 2020, the Group signed a five-year strategic partnership with China Literature for derivative content in the form of audiobooks of online literary works, with an aggregate total minimum guarantee payable to China Literature of RMB250 million, and any excess portion will be shared based on a pre-determined percentage. The present value of the minimum guarantee of RMB227 million was recognized as intangible assets in March 2020. Amortization expense for the years ended December 31, 2021 and 2022 was included in the content royalties to Tencent Group presented above.

In September 2022, the Group revised the strategic partnership arrangement with China Literature as revenue-sharing arrangement, the residual minimum guarantee profit sharing payable amounted to RMB150 million was cancelled, and the related intangible assets was derecognized correspondingly.

Summary of Balance with Related Parties
(b)
Balances with related parties

	As at December 31,
	2021	2022
	RMB’million	RMB’million
Included in accounts receivable from related parties:
Tencent Group (note)	2,510	1,760
The Company’s associates and associates of Tencent Group	90	84
Included in prepayments, deposits and other assets from related parties:
Tencent Group	51	72
The Company’s associates and associates of Tencent Group	142	87
Included in accounts payable to related parties:
Tencent Group	719	1,231
The Company’s associates and associates of Tencent Group	198	190
Included in other payables and accruals to related parties:
Tencent Group	440	469
The Company’s associates and associates of Tencent Group	55	22

Disclosure of Information About Key Management Personnel	(c) Key management personnel compensation

	2020	2021	2022
	RMB’million	RMB’million	RMB’million
Short-term employee benefits	62	70	69
Share-based compensation	205	153	135
	267	223	204